Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Functional currency increased percentage	2.12%	2.35%	3.64%	5.14%
NIS [Member]
Significant Accounting Policies [Line Items]
Exchange rate	3.759		3.759		3.627